As filed with the Securities and Exchange Commission on December 9, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                     Date of fiscal year end: March 31, 2005

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.






                       BAINBRIDGE CAPITAL MANAGEMENT, LLC









                               INVESTORS BOND FUND








                         SEMI-ANNUAL REPORT (UNAUDITED)

                               SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


Statement of Assets and Liabilities                             1

Statement of Operations                                         2

Statement of Changes in Net Assets                              3

Statement of Cash Flows                                         4

Financial Highlights                                            5

Notes to Financial Statements                                   6

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


                                                                INVESTORS BOND
                                                                     FUND

ASSETS
        Cash & Cash Equivalents (Note 2)                          $424,076
   Receivables:
        Expense Reimbursement from Advisor                           5,343
        Investment securities sold (Note 2)                      2,055,979
        Interest and dividends                                       1,227
                                                                ----------------
Total Assets                                                    $2,486,625


LIABILITIES
        Due to Advisor                                           2,055,979
   Payables:
        Dividends                                                    1,275
   Accrued Liabilities:
        Trustees' fees and expenses                                     43
        Other expenses                                              10,712
                                                                ----------------
Total Liabilities                                                2,068,009
                                                                ----------------

NET ASSETS                                                        $418,616
                                                                ----------------
                                                                ----------------
COMPONENTS OF NET ASSETS
   Paid-in-capital                                              $1,871,895
   Accumulated undistributed (distributions in excess of)
   net investment income                                              (812)
   Accumulated net realized gain (loss) on investments          (1,452,467)
                                                                ----------------

NET ASSETS                                                        $418,616
                                                                ----------------
                                                                ----------------

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)         40,662
                                                                ----------------
                                                                ----------------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                      $10.30
                                                                ----------------
                                                                ----------------

OFFERING PRICER PER SHARE (NAV/(1-MAXIMUM SALES LOAD))              $10.70
                                                                ----------------
                                                                ----------------

MAXIMUM SALES LOAD                                                   3.75%
                                                                ----------------
                                                                ----------------






See Notes to Financial Statements.              1

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


                                                                INVESTORS BOND
                                                                     FUND

INVESTMENT INCOME
  Interest income                                                  $180,695
  Dividend income                                                    14,651
                                                                 ---------------
Total Investment Income                                             195,346
                                                                 ---------------
EXPENSES
  Investment advisor fees                                            16,421
  Administrator fees                                                  4,105
  Transfer Agent fees                                                 8,470
  Shareholder servicing fees                                         10,263
  Custodian fees                                                      2,435
  Accountant fees                                                    15,576
  Professional fees                                                   8,782
  Registration fees                                                   1,018
  Trustees' fees and expenses                                           309
  Compliance services fees                                            6,230
  Miscellaneous expenses                                                645
                                                                 ---------------
Total Expenses                                                       74,254
  Fees waived and expenses reimbursed                               (35,254)
                                                                 ---------------
Net Expenses                                                         39,000
                                                                 ---------------
NET INVESTMENT INCOME                                               156,346
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                        (1,137,054)
  Net change in unrealized apprecation (depreciation)
  on investments                                                  1,065,597
                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS               (71,457)
                                                                 ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $84,889
                                                                 ---------------
                                                                 ---------------





See Notes to Financial Statements.          2

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2005 AND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------



                                                                                       INVESTORS
                                                                                       BOND FUND
                                                                            --------------------------------

                                                                                 AMOUNT          SHARES

NET ASSETS - MARCH 31, 2004                                                     $ 16,141,183
---------------------------
                                                                            -----------------

OPERATIONS
     Net investment income (loss)                                                    645,656
     Net realized gain (loss) on investments                                         (24,794)
     Net change in unrealized appreciation (depreciation) on investments            (520,061)
                                                                            -----------------
Increase (Decrease) in Net Assets from Operations                                    100,801
                                                                            -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                          (645,658)
                                                                            -----------------
Total Distributions to Shareholders                                                 (645,658)
                                                                            -----------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                                2,097,960        198,074
     Reinvestment of distributions                                                   229,077         21,602
     Redemption of shares                                                         (4,801,192)      (454,105)
                                                                            ----------------- --------------
Increase (Decrease) from Capital Share Transactions                               (2,474,155)      (234,429)
                                                                            ----------------- ==============
Increase (Decrease) in Net Assets                                                 (3,019,012)
                                                                            -----------------

NET ASSETS - MARCH 31, 2005 (INCLUDING LINE (A))                                $ 13,122,171
------------------------------------------------
                                                                            -----------------

OPERATIONS
     Net investment income (loss)                                                    156,346
     Net realized gain (loss) on investments                                      (1,137,054)
     Net change in unrealized appreciation (depreciation) on investments           1,065,597
                                                                            -----------------
Increase (Decrease) in Net Assets from Operations                                     84,889
                                                                            -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                          (157,843)
                                                                            -----------------
Total Distributions to Shareholders                                                 (157,843)
                                                                            -----------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                                  418,091         39,804
     Reinvestment of distributions                                                    49,187          4,702
     Redemption of shares                                                        (13,097,879)    (1,260,167)
                                                                            ----------------- --------------
Increase (Decrease) from Capital Share Transactions                              (12,630,601)    (1,215,661)
                                                                            ----------------- ==============
Increase (Decrease) in Net Assets                                                (12,703,555)
                                                                            -----------------

NET ASSETS - SEPTEMBER 30, 2005 (INCLUDING LINE (B))                               $ 418,616
----------------------------------------------------
                                                                            =================

(a) Accumulated undistributed (distributions in excess of)
         net investment income, March 31, 2005                                         $ 685
                                                                            -----------------
(b) Accumulated undistributed (distributions in excess of)
         net investment income, September 30, 2005                                    $ (812)
                                                                            -----------------





See Notes to Financial Statements.                  3

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
SIX MONTHS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
  CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations                            $ 84,889

Adjustments to reconcile net increase in net assets from
operations to net cashused in operating activites:
  Proceeds from Sale of investments                                   11,990,379
  Purchase of short-term investments                                (33,108,535)
  Proceeds from Sale of short-term investments                        33,617,282
  Increase in receivable from Advisor                                      3,686
  Increase in receivable from investment securities sold             (2,055,979)
  Decrease in accrued interest and dividends                             127,665
  Increase in payable to Advisor                                       2,055,979
  Decrease in income payable                                            (37,412)
  Drecrease in Trustees' fees and expenses                                  (27)
  Decrease in other accrued expenses                                    (20,970)
  Realized loss on investments                                         1,137,054
  Increase in amortization/accretion on investments                        3,540
  Unrealized appreciation on investments                             (1,065,597)

                                                --------------------------------
Net cash used in operating activities                                 12,731,954
                                                --------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold                                         418,091
  Payment on Fund shares redeemed                                   (13,097,879)
  Cash distributions paid                                              (108,656)

                                                --------------------------------
Net cash used for financing activities                              (12,788,444)
                                                --------------------------------

Increase (decrease) in cash                                             (56,490)

CASH
Beginning of period                                                       56,490
                                                --------------------------------
End of period                                                    $          -
                                                ================================


The accompanying notes are an integral part of the financial statements.

Noncash financing activities not included herein consists of reinvestment of distributions of $49,187.




See Notes to Financial Statements.        4

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.



                                        Six months                            Years Ended March 31,
                                          ended          ---------------------------------------------------------------
                                    September 30, 2005     2005         2004        2003         2002         2001
                                    ------------------   ----------   ----------  ----------   ---------    ---------
INVESTORS BOND FUND

NET ASSET VALUE, BEGINNING OF YEAR             $10.44       $10.83       $10.41       $9.91      $10.11        $9.74
                                    ------------------   ----------   ----------  ----------   ---------    ---------

INVESTMENT OPERATIONS
     Net investment income  (loss)               0.20 (a)     0.47         0.51        0.59        0.63 (b)     0.72
     Net realized and unrealized gain
     (loss) on investments                      (0.14)       (0.39)        0.42        0.50       (0.20)(b)     0.37
                                    ------------------   ----------   ----------  ----------   ---------    ---------
Total from Investment Operations                 0.06         0.08         0.93        1.09        0.43         1.09
                                    ------------------   ----------   ----------  ----------   ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                      (0.20)       (0.47)       (0.51)      (0.59)      (0.63)       (0.72)
                                    ------------------   ----------   ----------  ----------   ---------    ---------
Total Distributions to Shareholders             (0.20)       (0.47)       (0.51)      (0.59)      (0.63)       (0.72)
                                    ------------------   ----------   ----------  ----------   ---------    ---------

NET ASSET VALUE, END OF YEAR                   $10.30       $10.44       $10.83      $10.41       $9.91       $10.11
                                    ==================   ==========   ==========  ==========   =========    =========

TOTAL RETURN (C) (D)                            0.57%        0.75%        9.15%      11.26%       4.32%       11.90%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)      $419      $13,122      $16,141     $15,697     $15,371      $13,372
Ratios to Average Net Assets (e):
     Net expenses                               0.95%        0.95%        0.95%       0.66%       0.95%        0.81%
     Gross expenses (f)                         1.81%        1.61%        1.42%       1.45%       1.57%        1.21%
     Net investment income  (loss)              3.81%        4.41%        4.81%       5.79%       6.23% (b)    7.75%

PORTFOLIO TURNOVER RATE                            0%          40%          88%         64%         81%          28%


(a)  Calculated based on average shares outstanding during the period.
(b) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Investors Bond Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets by 0.29%. Per share data, ratios, and supplementary data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c)  Not   annualized   for  periods  less  than  one  year.
(d)  Total  return calculations do not include sales charges.
(e)  Annualized for periods less than one year.
(f)  Reflects the expense ratio  excluding any waivers and/or reimbursements.







See Notes to Financial Statements.            5

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Investors Bond Fund (the "Fund"). The Fund is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on October 2, 1989. The Fund seeks to provide as high a level of current income consistent with capital preservation and prudent investment risk.

On June 3, 2005, the Trust ceased the public offering of the Fund's shares in anticipation of the resignation of Bainbridge Capital Management, LLC as the Fund's investment adviser (the "Adviser"). The Fund's portfolio has been converted to cash and cash equivalents in accordance with its temporary defensive policy and will not be invested in any other securities. The Fund will cease operations once all shares have been redeemed.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on the Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable.

Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is being amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

CASH & CASH EQUIVALENTS - Includes cash balances held by the custodian and investment in the Citibank Money Market Deposit Account.

RESTRICTED SECURITIES - The Fund may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.

On July 26, 2005, Investors Bond Fund sold its interest in insured and uninsured Coffee County Hospital Authority (GA) taxable revenue certificates ("Coffee County Bonds") in two separate sale transactions. The uninsured bonds settled on November 2, 2005 while the sale of the insured bonds is still pending. Due to the delay in settlement of the Coffee County Bonds, the Adviser, via its principal, Mr. Richard Berthy, made an interest free loan of $2,055,979 to the Fund in order to preserve the liquidity of the Fund for the benefit of the remaining shareholders which was repaid in part following the November 2, 2005 settlement of the uninsured bonds. The sale price of the insured bonds is consistent with the fair value determination made by the Trust's Valuation Committee prior to the trade date.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISOR - Bainbridge Capital Management, LLC ("Bainbridge"), serves as investment advisor to the Fund. Bainbridge receives an advisory fee at an annual rate of 0.40% of the Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by Bainbridge and the Fund's administrator, including information regarding Bainbridge, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by Bainbridge, including information on the investment performance of Bainbridge; (2) the advisory fees and total expense ratios of the Fund compared to relevant peer groups of funds;
(3) the costs of the services to be provided and profitability to Bainbridge with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by Bainbridge from its relationship with the Fund. In particular, the Board focused on the factors discussed below.

The Board met with a representative of Bainbridge and discussed the Bainbridge's personnel, operations and financial condition. Specifically, the Board discussed with Bainbridge the adequacy of its resources. Bainbridge noted that it was not profitable at the current assets levels in the Fund and its initiative to grow the Fund's assets has not been successful. As such, Bainbridge noted that it intended to resign as advisor to the Fund on or about July 31, 2005. The Board concluded that Bainbridge possessed the fundamental resources necessary to meet its investment mandate until its resignation. Specifically, the Board concluded, based upon a review of the balance sheet, that Bainbridge was sufficiently capitalized to remain economically viable through July 31, 2005. Additionally, the Board considered the results of a routine SEC examination of Bainbridge concluded that Bainbridge had no apparent legal or compliance problems that would interfere with the management of the Fund.

Bainbridge  also  discussed  its  approach to  managing  the Fund as well as the
Fund's performance. Bainbridge represented that it would continue to provide high quality portfolio management services to the Fund so long as it serves as its advisor. The Board considered that the Fund outperformed its benchmark for the one-, three, and five-year periods ended March 31, 2005 while underperforming its benchmark for the three-month period ended March 31, 2005. The Board concluded that the

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Fund's performance was reasonable in comparison to their peers and benchmarks and that the Fund benefited from Bainbridge's management of the Fund.

The Board also considered Bainbridge's compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that Bainbridge's gross and net advisory fee with respect to the Fund were below the mean and median advisory fee for their Lipper Inc. peer groups. The Board also observed that the Fund's total expenses were higher than the mean and median total expenses for their Lipper Inc. peer groups. However, the Board noted that Bainbridge had agreed to waive its fee and reimburse Fund expenses in order to limit the Fund's net expenses to 0.95% of average daily net assets through the projected resignation date of Bainbridge's and the projected cessation of operations of the Fund anticipated to occur on or about July 31, 2005. The Board also noted that the Fund's net expenses were also consistent with those of other funds within their Lipper Inc. peer groups. The Board recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that Bainbridge's advisory fee, after waivers, to be charged to the Fund through their cessation of operations on or about July 31, 2005 was reasonable and consistent with the Lipper Inc. peer group average.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund as well as Bainbridge's intent to resign and concluded that it would not be necessary to consider the implementation of fee breakpoints.

Finally, the Adviser represented that it did not have soft dollar arrangements with other parties and did not receive any other benefits from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by Bainbridge from its relationship with the Fund was not a material factor to consider in approving the continuation of the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement in a private session with counsel at which no representatives of Bainbridge -were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Fund and their respective shareholders.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC, ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICE AGENT - The Fund pays a shareholder servicing fee to Citigroup at an annual rate of up to 0.25% of the Fund's average daily net assets under a shareholder service plan (the "Plan") established by the Trust and relevant to the Fund. Citigroup may perform or arrange for the performance of certain activities relating to the servicing and maintenance of shareholder accounts not otherwise performed by the transfer agent. Under the Plan, Citigroup may enter into shareholder service agreements with financial institutions or other persons, including Bainbridge, who provide shareholder servicing activities for their clients invested in the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor receives and may reallow to certain institutions the sales charge paid on purchases of the Fund's shares. The Distributor is not affiliated with Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

For the six months ended September 30, 2005, the Distributor retained $3 of the front-end sales charges assessed on the sale of Investors Bond Fund shares.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain Trustees and officers of the trust are directors, officers or employees of Citigroup or the Distributor.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Bainbridge has contractually undertaken to waive a portion of its fees and reimburse a portion of the Fund expenses so that total expenses of the Fund will not exceed 0.95% of average net assets through the Fund's cessation of operations. Citigroup has voluntarily agreed to waive a portion of its fees. The Compliance Services fees will be voluntarily waived by Citigroup through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006.

These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2005, fees waived and expenses reimbursed were as follows:


                             FUND                                                                    TOTAL FEES
         INVESTMENT        EXPENSES                       TRANSFER     SHAREHOLDER    COMPLIANCE     WAIVED AND
          ADVISOR        REIMBURSED BY   ADMINISTRATOR     AGENT        SERVICING      SERVICES       EXPENSES
           WAIVED          ADVISOR          WAIVED         WAIVED        WAIVED         WAIVED       REIMBURSED
           -------          ------          ------         ------        ------       ----------     -----------
           $16,421         $5,343           $309            $862        $10,263          $2,056         $35,254


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2005, were as follows:


                                                            NON US                                 US GOVERNMENT
                                                    GOVERNMENT OBLIGATIONS                          OBLIGATIONS
                                                  --------------------------                  --------------------
                                               PURCHASES               SALES             PURCHASES             SALES
                                             ------------            ---------          -----------           --------
Investors Bond Fund                                $0               $ 10,760,301            $ 0             $ 1,230,078


NOTE 6.  FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS


As of March 31, 2005, distributable earnings on a tax basis were as follows:


                             UNDISTRIBUTED      UNDISTRIBUTED      UNDISTRIBUTED       CAPITAL        UNREALIZED
                              TAX-EXEMPT          ORDINARY           LONG-TERM        AND OTHER       APPRECATION
                               INCOME           INCOME (LOSS)       GAIN (LOSS)        LOSSES        (DEPRECIATION)        TOTAL
                            --------------     ---------------     --------------    -----------    ----------------      --------
Investors Bond Fund               $ -               $ 685               $ -          $ (313,823)     $ (1,067,187)    $ (1,380,325)


The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

As of March 31, 2005, the capital loss carryovers to offset future capital gains are as follows:

                           Amount                            Expiration

                           $289,029                                2009

                           $5,429                                  2013

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


NOTE 7.  PROXY VOTING INFORMATION

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve month period ended June 30 is available, without charge and upon request, by calling
(800) 943-6786 and on the SEC's website at www.sec.gov.

NOTE 8.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9.  SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


                            BEGINNING            ENDING
                           ACCOUNT VALUE       ACCOUNT VALUE      EXPENSES PAID
                           APRIL 1, 2005    SEPTEMBER 30, 2005    DURING PERIOD*
                           -------------    ------------------    --------------

INVESTORS BOND FUND
Actual Return                $1,000.00            $1,005.71           $4.78
Hypothetical Return          $1,000.00            $1,020.31           $4.81


* Expenses are equal to an annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year /365 (to reflect the half-year period).

                              INVESTORS BOND FUND





                              FOR MORE INFORMATION

                                  P.O. Box 446
                              Portland, Maine 04112
                                  800-943-6786


                                 TRANSFER AGENT
                          Citigroup Fund Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112


                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                         Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com



This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        FORUM FUNDS

By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     December 8, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     December 8, 2005
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     December 8, 2005
         -----------------------------------